EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Sep. 30, 2019 shares	Jun. 30, 2019 shares
Earnings per share [line items]
Dilutive potential common stock outstanding (in shares)
Dilutive earnings per share (In pesos per share) | $ / shares
Weighted average number of shares outstanding	2,153,688,011	2,153,688,011		2,157,472,731	2,165,236,424
Weighted average number of shares outstanding (in shares)			1,184,528,406
Cablevision Holding S.A.
Earnings per share [line items]
Ordinary shares outstanding			120,000
Share exchange ratio	9,871.07005	9,871.07005